Financial assets and liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 129,975	$ 161,551	$ 38,029	$ 62,960
Trade & other receivables	43,300	14,866
Financial assets at fair value through other comprehensive income	1,551	1,388
Other non-current assets	1,194	1,296
Financial assets, Total	176,020	179,101
Trade and other payables	33,576	19,082
Borrowings	126,870	121,894
Contingent consideration	14,138	21,779
Warrant liability	14,172	5,724		$ 4,647
Financial liabilities, Total	188,756	168,479
Liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	33,576	19,082
Borrowings	126,870	121,894
Financial liabilities, Total	160,446	140,976
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	14,138	21,779
Warrant liability	14,172	5,724
Financial liabilities, Total	28,310	27,503
Assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	129,975	161,551
Trade & other receivables	43,300	14,866
Other non-current assets	1,194	1,296
Financial assets, Total	174,469	177,713
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,551	1,388
Financial assets, Total	$ 1,551	$ 1,388